Share-Based Payments (Details) - 12 months ended Apr. 30, 2015	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (%)	25.00%
Dividend yield (%)	2.20%
Risk-free interest rate (%)	1.50%
Expected life of stock option (years)	5 years 7 months